LONG-TERM INVESTMENTS (Details)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
LONG-TERM INVESTMENTS
Equity method investments		¥ 8,893,440	¥ 48,747,486
Cost method investments		69,621,700
Available-for-sale investment		10,376,547	1,938,360
Total long-term investments	$ 12,914,297	¥ 88,891,687	¥ 50,685,846